Lease Liabilities - Narrative (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Leases [Abstract]
Rent expense	$ 1.6	$ 2.9